UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2012

New York Tax-Free Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 95.0%				$61,982,344

(Cost $56,159,932)

New York 82.8%				54,018,968

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	$1,000,000	1,080,450
Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07/01/40	1,000,000	943,490
City of New York, Series E-1	6.250	10/15/28	500,000	610,095
City of New York, Series D-1	5.000	10/01/36	1,000,000	1,119,530
Herkimer County Industrial Development Agency
Flots Adult Home, Series A	5.500	03/20/40	965,000	1,036,632
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	1,000,000	1,129,880
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	1,500,000	1,716,285
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05/01/33	1,000,000	1,179,530
Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11/15/28	1,000,000	1,133,850
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11/15/34	1,750,000	1,928,465
Monroe County Industrial Development Corp/NY, Series A	5.000	07/01/41	1,000,000	1,089,440
Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01/01/16	1,000,000	1,028,310
New York City Industrial Development Agency
Airis JFK I LLC Project, Series A AMT	5.500	07/01/28	1,000,000	925,930
New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration Partners AMT	5.650	10/01/28	1,000,000	835,620
New York City Industrial Development Agency
Liberty-7 World Trade Center, Series A	6.250	03/01/15	2,000,000	2,005,200
New York City Industrial Development Agency
Lycee Francais De NY Project, Series A (D)	5.375	06/01/23	1,000,000	1,032,550
New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11/01/27	1,000,000	1,029,040
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/21	1,000,000	1,076,800
New York City Municipal Water Finance Authority
Water Revenue, Series A	5.750	06/15/40	1,000,000	1,160,970
New York City Municipal Water Finance Authority
Water Revenue, Series D (Z)	Zero	06/15/20	2,000,000	1,705,740
New York City Municipal Water Finance Authority
Water Revenue, Series FF-2	5.000	06/15/40	1,000,000	1,088,390
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	1,000,000	1,091,070
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	1,000,000	1,124,520
New York Liberty Development Corp.
Bank of American Tower, Class 2	5.625	07/15/47	1,000,000	1,054,870
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/44	500,000	532,420
New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04/01/17	1,225,000	1,457,860
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/37	1,000,000	1,136,390

1

New York Tax-Free Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

New York (continued)

New York State Dormitory Authority
General Purpose, Series E	5.000	02/15/35	$1,000,000	$1,114,450
New York State Dormitory Authority
Miriam Osborn Memorial Home Association, Series B (D)	6.875	07/01/25	750,000	755,235
New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07/01/39	1,000,000	1,077,480
New York State Dormitory Authority
North Shore Long Island Jewish Group, Prerefunded to 5-
1-13	5.375	05/01/23	1,000,000	1,060,470
New York State Dormitory Authority
North Shore Long Island Jewish Group, Series A	5.000	05/01/41	1,000,000	1,061,890
New York State Dormitory Authority
Orange Regional Medical Center	6.125	12/01/29	750,000	775,095
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/41	1,000,000	1,119,910
New York State Dormitory Authority
State University Educational Facilities, Series A (D)	5.250	05/15/15	1,000,000	1,103,320
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	2,000,000	2,411,060
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06/15/34	1,000,000	1,119,680
Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	Zero	07/01/29	5,330,000	2,555,255
Onondaga County Industrial Development Agency AMT	6.125	01/01/32	1,000,000	903,840
Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08/01/31	500,000	434,330
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	1,500,000	1,485,015
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/36	1,000,000	1,119,770
Suffolk County Industrial Development Agency
Huntington Hospital Project, Series B	6.000	11/01/22	1,000,000	1,039,170
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125	01/01/21	1,500,000	2,019,165
Upper Mohawk Valley Regional Water Finance Authority
Water Revenue (D)(Z)	Zero	04/01/22	2,230,000	1,610,506

Puerto Rico 9.6%				6,284,021

Commonwealth of Puerto Rico
Public Improvement - Series A	5.750	07/01/41	1,000,000	1,094,390
Puerto Rico Commonwealth Aqueduct & Sewer Authority	5.125	07/01/37	500,000	500,160
Puerto Rico Public Building Authority
Lease Revenue, Series A (D)	6.250	07/01/12	1,110,000	1,129,936
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16) (Z)	Zero	08/01/32	2,000,000	1,956,160
Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/35	1,000,000	1,060,600
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	500,000	542,775

Virgin Islands 1.8%				1,147,610

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,147,610

Guam 0.8%				531,745

Guam Government, Series A	5.750	12/01/34	500,000	531,745

2

New York Tax-Free Income Fund
As of 2-29-12 (Unaudited)

	Par value	Value

Short-Term Investments 0.7%		$472,000

(Cost $472,000)

Repurchase Agreement 0.7%		472,000

Repurchase Agreement with State Street Corp. dated 02-29-2012 at
0.010% to be repurchased at $472,000 on 03-01-2012,
collateralized by $485,000 Federal Home Loan Mortgage
Association, 0.600% due 09-27-13 (valued at $486,213 including
interest)	$472,000	472,000

Total investments (Cost $56,864,424)† 95.7%		$62,454,344

Other assets and liabilities, net 4.3%		$2,778,561

Total net assets 100.00%		$65,232,905

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

ACA Financial Guaranty Corp.	4.5%
Ambac Financial Group, Inc.	4.4%
National Public Finance Guarantee Corp.	5.9%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $56,748,178. Net unrealized appreciation aggregated $5,706,166, of which $5,981,198 related to appreciated investment securities and $275,032 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 2-29-12:

General Obligation Bonds	4.3%
Revenue Bonds
Education	15.5%
Water & Sewer	11.0%
Development	10.2%
Health Care	7.8%
Utilities	7.7%
Airport	7.1%
Transportation	6.6%
Facilities	1.7%
Tobacco	1.4%
Pollution	1.3%
Other Revenue	20.4%
Short-Term Investments & Other	5.0%

3

New York Tax-Free Income Fund
Notes to the Schedule of Investments
As of 2-29-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of February 29, 2012 all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended February 29, 2012, there were no significant transfers into or out of Level 2.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q3 2/12
4/12

John Hancock

MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2012

Massachusetts Tax-Free Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 95.3%				$117,915,907

(Cost $108,576,741)

Massachusetts 80.0%				99,055,829

Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/27	$3,255,000	3,497,107
Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/28	2,000,000	2,131,540
Boston Industrial Development Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05/15/15	110,000	110,540
Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11/01/13	190,000	200,517
Commonwealth of Massachusetts
Public Improvements (D)	5.500	11/01/17	1,000,000	1,255,250
Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11/01/15	1,000,000	1,181,300
Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	2,000,000	2,673,020
Commonwealth of Massachusetts, Series E (D)	5.000	11/01/25	1,000,000	1,280,350
Freetown Lakeville Regional School District (D)	5.000	07/01/23	1,000,000	1,042,460
Holyoke Gas & Electric Department
Natural Gas Revenue, Series A (D)	5.000	12/01/31	3,410,000	3,430,631
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07/01/31	2,000,000	2,539,440
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07/01/35	1,310,000	1,720,882
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	Zero	07/01/26	2,500,000	1,410,975
Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03/01/14	1,000,000	1,073,190
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07/01/33	2,500,000	3,292,600
Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10/01/40	1,000,000	1,064,860
Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12/01/30	450,000	485,244
Massachusetts Development Finance Agency
Combined Jewish Philanthropies, Series A	5.250	02/01/22	835,000	846,214
Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03/01/25	1,000,000	1,005,300
Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03/01/26	1,000,000	1,035,360
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	2,000,000	2,039,620
Massachusetts Development Finance Agency
Draper Laboratory	5.875	09/01/30	2,000,000	2,315,780
Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01/01/40	2,000,000	2,033,580
Massachusetts Development Finance Agency
Harvard University Series B	5.000	10/15/40	1,190,000	1,356,112
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	5.500	11/15/46	56,460	34,554
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	6.250	11/15/39	1,057,748	775,023
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (Z)	Zero	11/15/56	280,825	1,486

1

Massachusetts Tax-Free Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Massachusetts (continued)

Massachusetts Development Finance Agency
Massachusetts College of Pharmacy, Series E (D)	5.000	07/01/37	$1,000,000	$1,050,050
Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07/01/38	2,000,000	2,073,980
Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12/01/19	1,500,000	1,501,875
Massachusetts Development Finance Agency
Orchard Cove	5.250	10/01/26	1,000,000	906,470
Massachusetts Development Finance Agency
Partners Healthcare, Series L	5.000	07/01/36	1,000,000	1,096,020
Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12/15/24	2,320,000	2,368,302
Massachusetts Development Finance Agency
The Groves in Lincoln, Series A	7.750	06/01/39	700,000	695,156
Massachusetts Development Finance Agency,
Southeatern Massachusetts System, Series A (D)	5.625	01/01/16	500,000	506,220
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12, Series B	9.200	12/15/31	2,000,000	2,178,140
Massachusetts Health & Educational Facilities Authority
Emerson Hospital, Series E (D)	5.000	08/15/35	1,000,000	887,580
Massachusetts Health & Educational Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07/01/18	1,000,000	1,002,480
Massachusetts Health & Educational Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08/15/23	1,000,000	1,052,120
Massachusetts Health & Educational Facilities Authority
Mass Eye & Ear Infirmary	5.375	07/01/35	2,000,000	2,083,720
Massachusetts Health & Educational Facilities Authority
Partners HealthCare System	5.000	07/01/22	1,000,000	1,178,750
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series J1	5.000	07/01/34	1,000,000	1,076,840
Massachusetts Health & Educational Facilities Authority
South Shore Hospital	5.750	07/01/29	365,000	365,427
Massachusetts Health & Educational Facilities Authority
Springfield College	5.625	10/15/40	2,000,000	2,080,900
Massachusetts Health & Educational Facilities Authority
Sterling & Francine Clark, Series A	5.000	07/01/36	1,000,000	1,049,980
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	6.250	07/01/30	1,000,000	1,128,930
Massachusetts Health & Educational Facilities Authority
Tufts University	5.375	08/15/38	350,000	410,337
Massachusetts Health & Educational Facilities Authority
Williams College, Series H	5.000	07/01/33	1,500,000	1,565,835
Massachusetts Health & Educational Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06/01/30	1,000,000	1,124,780
Massachusetts Housing Finance Agency, Series B	4.700	12/01/16	1,050,000	1,071,263
Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.750	12/01/20	2,780,000	2,783,280
Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.900	12/01/29	1,210,000	1,210,871
Massachusetts Industrial Finance Agency
Ogden Haverhill Project, Series A AMT	5.600	12/01/19	500,000	501,835
Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07/01/32	1,770,000	1,815,701
Massachusetts Port Authority
Conrac Project - Series A	5.125	07/01/41	500,000	541,830

2

Massachusetts Tax-Free Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Massachusetts (continued)

Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09/01/16	$1,000,000	$998,820
Massachusetts School Building Authority
Senior, Series B	5.000	10/15/41	1,000,000	1,122,540
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,000,000	1,097,110
Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	Zero	05/01/19	1,000,000	837,790
Massachusetts State Department of Transportation
Highway Revenue Tolls, Escrowed to Maturity, Series A (D)	5.125	01/01/23	445,000	550,438
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	3,000,000	3,248,280
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series C (D)(Z)	Zero	01/01/20	1,000,000	788,770
Massachusetts Water Pollution Abatement Trust
Government Fund/Grant Revenue	5.000	08/01/28	1,000,000	1,187,000
Massachusetts Water Pollution Abatement Trust
Series 7	5.125	02/01/31	1,775,000	1,781,177
Massachusetts Water Pollution Abatement Trust
Series 9	5.250	08/01/18	60,000	69,134
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 13	5.000	08/01/28	1,000,000	1,146,820
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 14	5.000	08/01/32	1,000,000	1,155,920
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	1,600,000	1,779,888
Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08/01/39	1,000,000	1,102,080
Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08/01/29	2,500,000	3,274,850
Metropolitan Boston Transit Parking Corp.	5.000	07/01/41	2,000,000	2,140,000
University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05/01/39	1,500,000	1,633,605

Puerto Rico 13.5%				16,671,263

Commonwealth of Puerto Rico
Public Improvement - Series A	5.750	07/01/41	1,000,000	1,094,390
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,750,000	2,103,885
Puerto Rico Aqueduct & Sewer Authority, Series A	5.125	07/01/37	1,500,000	1,500,480
Puerto Rico Highway & Transportation Authority
Unrefunded, Series H	5.450	07/01/35	285,000	302,818
Puerto Rico Highway & Transportation Authority
Prerefunded, Series AA (D)	5.500	07/01/19	1,640,000	2,110,680
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Escrowed to Maturity, Series Y	6.250	07/01/14	955,000	1,086,609
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07/01/14	45,000	49,434
Puerto Rico Highway & Transportation Authority
Prerefunded, Series H	5.450	07/01/35	715,000	727,733
Puerto Rico Highway & Transportation Authority
Unrefunded, Series H (D)	5.500	07/01/19	360,000	414,014
Puerto Rico Housing Finance Authority	5.125	12/01/27	1,000,000	1,087,670
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08/01/42	1,000,000	1,088,210

3

Massachusetts Tax-Free Income Fund
As of 2-29-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Puerto Rico (continued)

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16) (Z)	Zero	08/01/32	$3,000,000	$2,934,240
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	2,000,000	2,171,100

Virgin Islands 1.4%				1,657,070

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,147,610
Virgin Islands Public Finance Authority, Series A-1	5.000	10/01/39	500,000	509,460

Guam 0.4%				531,745

Guam Government, Series A	5.750	12/01/34	500,000	531,745

			Par value	Value

Short-Term Investments 1.1%				$1,380,000

(Cost $1,380,000)

Repurchase Agreement 1.1%				1,380,000

Repurchase Agreement with State Street Corp. dated 2-29-12 at
0.010% to be repurchased at $1,380,000 on 3-1-12, collateralized by $1,405,000 Federal National Mortgage Association, 0.600% due
9-27-13 (valued at $1,408,513, including interest)			1,380,000	1,380,000

Total investments (Cost $109,956,741)† 96.4%				$119,295,907

Other assets and liabilities, net 3.6%				$4,486,221

Total net assets 100.0%				$123,782,128

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	1.7%
Ambac Financial Group, Inc.	3.3%
Assured Guarantee Corp.	0.9%
Assured Guaranty Municipal Corp.	9.4%
Financial Guaranty Insurance Company	0.5%
National Public Finance Guarantee Insurance Company	10.2%
Radian Asset Assurance, Inc.	0.7%
XL Capital Assurance, Inc.	0.7%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $109,650,549. Net unrealized appreciation aggregated $9,645,358, of which $10,572,681 related to appreciated investment securities and $927,323 related to depreciated investment securities.

4

Massachusetts Tax-Free Income Fund
As of 2-29-12 (Unaudited)

The Fund had the following sector composition as a percentage of total net assets on 2-29-12.

General Obligation	6.9%
Revenue Bonds
Water & Sewer	15.6%
Health Care	14.1%
Other Revenue	13.8%
Transportation	13.7%
Education	13.2%
Housing	8.8%
Pollution	3.7%
Utilities	2.8%
Facilities	1.7%
Development	0.9%
Industrial Development	0.1%
Short-Term Investments & Other	4.7%

5

Massachusetts Tax-Free Income Fund
Note to the Schedule of Investments
As of 2-29-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of February 29, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended February 29, 2012, there were no significant transfers into or out of Level 2.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q3 2/12
4/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	April 23, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 23, 2012